Financial Assets at Fair Value through Profit or Loss and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2025
Current financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss and Financial Investments
12.1 Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	13,389,804	￦	12,700,497
Financial bonds		11,601,280		13,649,186
Corporate bonds		7,323,299		8,116,539
Asset-backed securities		39,444		30,000
Beneficiary certificates		20,644,681		24,898,393
Derivative-linked securities		1,924,109		2,161,288
Other debt securities		18,846,019		18,997,445
Equity securities:
Stocks		3,964,021		7,258,897
Other equity securities		311,316		342,556
Loans:
Privately placed bonds		208,856		227,391
Other loans		978,907		1,003,621
Due from financial institutions:
Other due from financial institutions		59,838		64,438
Others		158,519		412,279

	￦	79,450,093	￦	89,862,530

Financial investments
Financial assets at fair value through other comprehensive income
Debt securities:
Government and public bonds	￦	38,108,213	￦	43,782,588
Financial bonds		26,091,249		23,991,331
Corporate bonds		22,059,099		23,215,390
Asset-backed securities		2,366,140		2,163,313
Other debt securities		111,295		159,797
Equity securities:
Stocks		1,643,898		1,808,906
Equity investments		9,410		16,144
Other equity securities		2,059,980		2,786,933
Loans:
Privately placed bonds		1,446,628		1,995,083

		93,895,912		99,919,485

Financial assets at amortized cost
Debt securities:
Government and public bonds		6,029,059		4,944,116
Financial bonds		12,761,712		13,817,271
Corporate bonds		8,946,009		8,698,069
Asset-backed securities		9,321,199		7,551,248
Other debt securities		72,969		73,785
Less: Allowances for credit losses		(17,396)		(17,297)

		37,113,552		35,067,192

	￦	131,009,464	￦	134,986,677

Summary of Dividend Incomes from the Equity Securities
12.2 Dividend income from equity securities designated at fair value through other comprehensive income for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)		2024				2025
		From the equity securities derecognized		From the equity securities held		From the equity securities derecognized		From the equity securities held
Equity securities measured at fair value through other comprehensive income:
Stocks	Listed	￦	—	￦	3,597	￦	2,211	￦	10,491
	Unlisted		—		19,724		124		19,479
Equity investments			—		—		—		496
Other equity securities			699		62,505		735		115,418

		￦	699	￦	85,826	￦	3,070	￦	145,884

Summary of Derecognized Equity Securities Measured at Fair Value Through Other Comprehensive Income
12.3 Derecognized equity securities measured at fair value through other comprehensive income for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)		2024				2025
		Disposal price		Accumulated other comprehensive income (loss) as of disposal date		Disposal price		Accumulated other comprehensive income (loss) as of disposal date
Equity securities measured at fair value through other comprehensive income:
Stocks	Listed	￦	8,054	￦	(5,586)	￦	44,537	￦	(10,440)
	Unlisted		—		—		47,713		23,446
Other equity securities			131,788		1,937		176,243		232

		￦	139,842	￦	(3,649)	￦	268,493	￦	13,238

Summary of Provision and Reversal for the Allowance of Financial Investments
12.4 Provision (reversal) for credit losses of financial investments for the years ended December 31, 2023, 2024 and 2025, are as follows:

(In millions of Korean won)	2023
	Provision		Reversal		Total
Securities measured at fair value through other comprehensive income	￦	17,104	￦	(2,547)	￦	14,557
Loans measured at fair value through other comprehensive income		920		(3)		917
Securities measured at amortized cost		15,184		(1,475)		13,709

	￦	33,208	￦	(4,025)	￦	29,183

(In millions of Korean won)	2024
	Provision		Reversal		Total
Securities measured at fair value through other comprehensive income	￦	6,913	￦	(6,433)	￦	480
Loans measured at fair value through other comprehensive income		1,039		(241)		798
Securities measured at amortized cost		2,300		(4,267)		(1,967)

	￦	10,252	￦	(10,941)	￦	(689)

(In millions of Korean won)	2025
	Provision		Reversal		Total
Securities measured at fair value through other comprehensive income	￦	7,094	￦	(6,251)	￦	843
Loans measured at fair value through other comprehensive income		559		(29)		530
Securities measured at amortized cost		4,454		(4,504)		(50)

	￦	12,107	￦	(10,784)	￦	1,323

Summary of Changes in the Allowances for Credit Losses of Financial Investments
12.5 Changes in allowances for credit losses of financial investments for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
Beginning	￦	44,465	￦	—	￦	77
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Sales		(2,065)		—		—
Provision (reversal) for credit losses		(694)		—		5
Others (exchange differences, etc.)		1,325		—		—

Ending	￦	43,031	￦	—	￦	82

(In millions of Korean won)	2025
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
Beginning	￦	43,031	￦	—	￦	82
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Sales		(3,225)		—		—
Provision (reversal) for credit losses		1,324		—		(1)
Others (exchange differences, etc.)		21		—		—

Ending	￦	41,151	￦	—	￦	81